Commitments (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) Ounce
CSA streams [Member]
Disclosure Of Commitments [Line Items]
Description of offtake percentage increase	Osisko Bermuda will receive refined silver equal to 100% of the payable silver produced from the CSA mine for the life of the mine, and will be entitled to receive refined copper equal to 3.0% of payable copper produced from the CSA mine until the 5th anniversary of the agreements, then 4.875% of payable copper produced from the CSA mine until 33,000 metric tonnes have been delivered in aggregate, and thereafter 2.25% of payable copper produced from the CSA mine for the remaining life of the mine. On the 5th anniversary of the Closing Date, MAC Copper will have the option to exercise certain buy-down rights by paying a one-time cash payment to Osisko Bermuda of $20.0 million to $40.0 million. If the option is exercised, Osisko Bermuda will still be entitled to receive refined copper equal to 3.25% - 4.0625% of payable copper produced from the CSA mine until 23,900 to 28,450 metric tonnes have been delivered in aggregate, and thereafter 1.5% - 1.875% of payable copper produced from the CSA mine for the remaining life of the mine. As of December 31, 2024, a total of 0.8 million ounces of silver and 748 tonnes of copper have been delivered to Osisko Bermuda under the stream agreements.
Whole payment option description	On the 5th anniversary of the Closing Date, MAC Copper will have the option to exercise certain buy-down rights by paying a one-time cash payment to Osisko Bermuda of $20.0 million to $40.0 million. If the option is exercised, Osisko Bermuda will still be entitled to receive refined copper equal to 3.25% - 4.0625% of payable copper produced from the CSA mine until 23,900 to 28,450 metric tonnes have been delivered in aggregate, and thereafter 1.5% - 1.875% of payable copper produced from the CSA mine for the remaining life of the mine.
CSA streams [Member] | Minimum [Member]
Disclosure Of Commitments [Line Items]
Whole payment option | $	$ 20.0
CSA streams [Member] | Maximum [Member]
Disclosure Of Commitments [Line Items]
Whole payment option | $	$ 40.0
CSA streams [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
CSA streams [Member] | Copper [Member] | Minimum [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	3.00%
CSA streams [Member] | Copper [Member] | Maximum [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	4.875%
CSA streams [Member] | Until 5 Th Anniversary Of Agreements [Member] | Copper [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	3.00%
CSA streams [Member] | Until 33,000 metric tonnes have been delivered in aggregate [Member] | Copper [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	4.875%
CSA streams [Member] | After 33,000 metric tonnes have been delivered [Member] | Copper [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	2.25%
CSA streams [Member] | Until 23,900 to 28,450 metric tonnes have been delivered in aggregate [Member] | Copper [Member] | Minimum [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	3.25%
CSA streams [Member] | Until 23,900 to 28,450 metric tonnes have been delivered in aggregate [Member] | Copper [Member] | Maximum [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	4.0625%
CSA streams [Member] | After 23,900 to 28,450 metric tonnes have been delivered in aggregate [Member] | Copper [Member] | Minimum [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	1.50%
CSA streams [Member] | After 23,900 to 28,450 metric tonnes have been delivered in aggregate [Member] | Copper [Member] | Maximum [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	1.875%
Gibraltar stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Delivery of silver, ounces	6,800,000
Silver ounces delivered to date	1,500,000
Gibraltar stream [Member] | After reaching 6.3 million ounces of silver [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Potential stream percentage	35.00%
Mantos Blancos stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Delivery of silver, ounces	19,300,000
Silver ounces delivered to date	6,400,000
Potential stream percentage	100.00%
Mantos Blancos stream [Member] | After reaching 19.3 million ounces of silver [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Potential stream percentage	40.00%
Sasa stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Description of price escalation	Price subject to the lesser of 3% or inflation over the previous calendar year measured by the consumer price index (CPI) per ounce price escalation after 2016.